Fair Value Measurements -Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Jul. 24, 2023	Aug. 08, 2022	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Restricted short-term investments	$ 4,250
Class of warrants or rights exercise price per share				$ 126
Restricted short-term investments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Restricted short-term investments	$ 4,300
Investments maturity date	Jul. 26, 2024
Investments interest rate	4.80%
Term Loan warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrant liabilities		$ 800
Class A Common Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class of warrants or rights exercise price per share	$ 11.24
Term Loan [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrant liabilities			$ 5,200
Term Loan [Member] | Class A Common Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class of warrants or rights exercise price per share	$ 92.5	$ 20.5	$ 92.5